Derivative Liabilities (Details Textual) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Increase Decrease In Fair Value Of Derivative Liabilities				$ 3,064,000
Fair Value, Option, Methodology and Assumptions				The Monte Carlo Simulation lattice model
Share Price	$ 0.0499			$ 0.09
Increase (Decrease) in Derivative Liabilities			4,306,000
Convertible Preferred Stock, Shares Issued upon Conversion					10
Other derivative expense				(567,000)	0
Derivative liability - current portion	1,327,000			20,000	706,000
Derivative liability income	$ 907,000	$ 175,000		$ 1,637,000	$ 3,936,000
Debt Instrument, Convertible, Conversion Price					$ 0.5
Minimum [Member]
Fair Value Assumptions, Exercise Price	$ 0.1
Fair Value Assumptions, Expected Volatility Rate	55.00%
Fair Value Assumptions, Risk Free Interest Rate	0.14%
Fair Value Assumptions, Expected Term	2 months
Minimum [Member] | Binomial Lattice Model [Member]
Fair Value Assumptions, Exercise Price				$ 0.10
Fair Value Assumptions, Expected Volatility Rate				55.00%
Fair Value Assumptions, Risk Free Interest Rate				0.16%
Fair Value Assumptions, Expected Term				5 months
Maximum [Member]
Fair Value Assumptions, Exercise Price	$ 0.36
Fair Value Assumptions, Expected Volatility Rate	60.00%
Fair Value Assumptions, Risk Free Interest Rate	0.57%
Fair Value Assumptions, Expected Term	52 months
Maximum [Member] | Binomial Lattice Model [Member]
Fair Value Assumptions, Exercise Price				$ 0.36
Fair Value Assumptions, Expected Volatility Rate				75.00%
Fair Value Assumptions, Risk Free Interest Rate				0.72%
Fair Value Assumptions, Expected Term				55 months
Series B Convertible Preferred Stock [Member]
Debt Instrument, Convertible, Conversion Price					$ 2.40
Common Stock [Member]
Exercise Price Description				if the Company issues and sells any shares of Common Stock or securities convertible into Common Stock ("Convertible Securities") at a price less than $0.10 per share at any time on or before January 11, 2014 (a "Dilutive Transaction"), the purchase price for the shares shall automatically be reduced to a price equal to the price at which such shares were issued and sold (the "Reduced Price"), and the Company will issue to the Investors, for no additional consideration, a sufficient number of additional shares so that the effective price per share equals the Reduced Price.
Warrant [Member]
Exercise Price Description				The Warrants include a similar price protection provision pursuant to which, upon a Dilutive Transaction, the exercise price of the Warrants shall automatically be reduced to a price equal to 150% of the Reduced Price. Upon such adjustment, the number of shares issuable upon exercise shall automatically be adjusted by multiplying the number of shares issuable upon exercise of such warrant immediately prior to the Dilutive Transaction by a fraction, (i) the numerator of which shall be the exercise price immediately prior to the Dilutive Transaction and (ii) the denominator of which shall be the exercise price as adjusted.